Severance Costs - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Restructuring Cost and Reserve [Line Items]
Severance Costs		$ 2,395	$ 0	$ 2,395	$ 0
Staff Reduction Plan
Restructuring Cost and Reserve [Line Items]
Approximate reduction in workforce, percent	85.00%
Severance Costs		1,700
Staff Reduction Plan | Employee Severance
Restructuring Cost and Reserve [Line Items]
Total expected cost for staff reduction plan	$ 2,400	2,400		2,400
Unpaid severance costs included in other current liabilities	$ 704	$ 704		$ 704